Accounts Payable	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Accounts Payable
11	Accounts payable

	12/31/2020	12/31/2019

Dividends payable (i)	123,191	34,410
Rent payable – prior month expense	1,673	1,260
Funds quotas acquisition (ii)	—	1,835
Other payables	964	197

	125,828	37,702

Current	125,795	37,669
Non-current	33	33

(i) On April 30, 2019, the partners approved a distribution of dividends in the amount of R$ 67,400, based on the available retained earnings and results for the accumulated period as a base or balance until the available data. As of December 31, 2019, the amount of R$ 33,955 was paid, with the outstanding balance of R$ 33,445 remaining on December 31, 2019.
The entire amount recognised as dividends payable as of December 31, 2019, was settled in January 2020.
On November 30, 2020, the partners approved a distribution of dividends in the amount of R$ 133,194, based on the available retained earnings and results for the accumulated period as a base or balance until the available data. As of December 31, 2020, the amount of R$ 37,426 was paid, with the outstanding balance of R$ 95,768 remaining on December 31, 2020.
On December 31, 2020, the partners approved a distribution of dividends for the results of the current month. Based on the balance until the available data, Vinci settled an additional provision for dividends payable of R$ 27,423.
(ii) On December 29, 2016, Vinci acquired FIP and FII quotas with the commitment to pay the amount of R$ 2,038 in up to 4 years. This commitment is subjected to a discount rate of 10.8% per year and was settled in August 2020.